Basis of Presentation and General Information: (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021
Dry-bulk fleet
Dryone	07/04/2023	Konkar Ormi	63,520	2016	09/14/2023